Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest earning assets
Average balance	$ 941,376	$ 886,971	$ 819,456
Interest income	$ 43,752	$ 23,251	$ 22,278
Average rate %	4.60%	2.60%	2.70%
Non-interest earning assets
Average balance	$ 81,852	$ 87,792	$ 86,599
Total assets
Average balance	1,023,228	974,763	906,055
Derivative financial instruments
Non-interest earning assets
Average balance	23,423	23,395	20,305
Life insurance assets
Non-interest earning assets
Average balance			226
Assets held for sale
Non-interest earning assets
Average balance		2,444	4,590
All other assets
Non-interest earning assets
Average balance	58,429	61,953	61,478
Australia | Loans
Interest earning assets
Average balance	607,154	582,456	558,435
Interest income	$ 30,164	$ 17,694	$ 17,896
Average rate %	5.00%	3.00%	3.20%
Australia | Loans | Housing
Interest earning assets
Average balance	$ 424,427	$ 411,950	$ 400,072
Interest income	$ 19,640	$ 11,851	$ 12,330
Average rate %	4.60%	2.90%	3.10%
Australia | Loans | Personal
Interest earning assets
Average balance	$ 11,954	$ 13,910	$ 16,058
Interest income	$ 1,001	$ 1,084	$ 1,297
Average rate %	8.40%	7.80%	8.10%
Australia | Loans | Business
Interest earning assets
Average balance	$ 170,773	$ 156,596	$ 142,305
Interest income	$ 9,523	$ 4,759	$ 4,269
Average rate %	5.60%	3.00%	3.00%
Australia | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 23,486	$ 16,715	$ 16,659
Interest income	$ 843	$ 235	$ 116
Average rate %	3.60%	1.40%	0.70%
Australia | Investment securities
Interest earning assets
Average balance	$ 66,631	$ 70,804	$ 81,665
Interest income	$ 1,822	$ 985	$ 1,104
Average rate %	2.70%	1.40%	1.40%
Australia | Other interest earning assets
Interest earning assets
Average balance	$ 96,291	$ 82,102	$ 37,729
Interest income	$ 3,424	$ 366	$ (30)
Average rate %	3.60%	0.40%	(0.10%)
Australia | Assets held for sale
Interest earning assets
Average balance		$ 425	$ 1,583
Interest income		$ 6	$ 28
Average rate %		1.40%	1.80%
New Zealand | Loans
Interest earning assets
Average balance	$ 91,057	$ 88,002	$ 85,525
Interest income	$ 5,028	$ 3,203	$ 2,735
Average rate %	5.50%	3.60%	3.20%
New Zealand | Loans | Housing
Interest earning assets
Average balance	$ 60,159	$ 57,716	$ 54,522
Interest income	$ 2,702	$ 1,796	$ 1,626
Average rate %	4.50%	3.10%	3.00%
New Zealand | Loans | Personal
Interest earning assets
Average balance	$ 1,094	$ 1,126	$ 1,300
Interest income	$ 102	$ 115	$ 141
Average rate %	9.30%	10.20%	10.80%
New Zealand | Loans | Business
Interest earning assets
Average balance	$ 29,804	$ 29,160	$ 29,703
Interest income	$ 2,224	$ 1,292	$ 968
Average rate %	7.50%	4.40%	3.30%
New Zealand | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 3,959	$ 3,784	$ 3,881
Interest income	$ 201	$ 76	$ 28
Average rate %	5.10%	2.00%	0.70%
New Zealand | Investment securities
Interest earning assets
Average balance	$ 6,164	$ 4,950	$ 4,492
Interest income	$ 148	$ 85	$ 74
Average rate %	2.40%	1.70%	1.60%
New Zealand | Other interest earning assets
Interest earning assets
Average balance	$ 10,496	$ 9,769	$ 6,579
Interest income	$ 496	$ 153	$ 12
Average rate %	4.70%	1.60%	0.20%
Other overseas | Loans
Interest earning assets
Average balance	$ 6,548	$ 6,362	$ 6,440
Interest income	$ 390	$ 199	$ 125
Average rate %	6.00%	3.10%	1.90%
Other overseas | Loans | Housing
Interest earning assets
Average balance	$ 468	$ 492	$ 186
Interest income	$ 18	$ 19	$ 4
Average rate %	3.80%	3.90%	2.20%
Other overseas | Loans | Personal
Interest earning assets
Average balance	$ 7	$ 7
Interest income	$ 1	$ 1
Average rate %	14.30%	14.30%
Other overseas | Loans | Business
Interest earning assets
Average balance	$ 6,073	$ 5,863	$ 6,254
Interest income	$ 371	$ 179	$ 121
Average rate %	6.10%	3.10%	1.90%
Other overseas | Trading securities and financial assets measured at FVIS
Interest earning assets
Average balance	$ 2,641	$ 2,337	$ 3,251
Interest income	$ 99	$ 36	$ 48
Average rate %	3.70%	1.50%	1.50%
Other overseas | Investment securities
Interest earning assets
Average balance	$ 2,082	$ 2,027	$ 1,552
Interest income	$ 67	$ 56	$ 22
Average rate %	3.20%	2.80%	1.40%
Other overseas | Other interest earning assets
Interest earning assets
Average balance	$ 24,867	$ 17,238	$ 9,105
Interest income	$ 1,070	$ 157	$ 20
Average rate %	4.30%	0.90%	0.20%
Other overseas | Assets held for sale
Interest earning assets
Average balance			$ 2,560
Interest income			$ 100
Average rate %			3.90%